Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Accrued expenses and other current liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
8.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

A summary of the Group’s accrued expenses and other current liabilities as of June 30, 2026 and December 31, 2025 is outlined below:

	June 30, 2026	December 31, 2025
(in USD and thousands)
Interest payable	$92,718	$95,130
Payroll and employee costs	83,631	64,230
Product and commission costs	59,314	49,043
Indirect taxes payable	50,969	46,276
Operating costs	49,240	68,001
Air costs	37,563	17,132
Overhead costs	29,764	29,537
Marketing expenses	25,521	27,438
Other	61,655	55,213
Total	$490,375	$452,000

The changes in accrued expenses and other current liabilities are based on the timing of accruals for goods and services and payments.